DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations
In millions of dollars	2012	2011	2010
Total revenues, net of interest expense	$1,106	$1,374	$415
Income (loss) from discontinued operations	$(109)	$(75)	$140
Gain (loss) on sale	(1)	155	(702)
Provision (benefit) for income taxes	(52)	12	(546)
Income (loss) from discontinued operations, net of taxes	$(58)	$68	$(16)

Cash Flows from Discontinued Operations

In millions of dollars	2012	2011	2010
Cash flows from operating activities	$—	$(146)	$4,974
Cash flows from investing activities	—	2,827	1,726
Cash flows from financing activities	—	(12)	(6,486)
Net cash provided by discontinued operations	$—	$2,669	$214

Brazil Creditcard
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations
In millions of dollars	June 30, 2013
Assets
Deposits at interest with banks	$84
Loans (net allowance of $358)	2,619
Goodwill and intangible assets	265
Other assets	330
Total assets	$3,298

Summarized financial information for Discontinued operations for the credit card operations related to Brazil Credicard follows:

In millions of dollars	2012	2011	2010
Total revenues, net of interest expense	$1,045	$1,022	$825
Income (loss) from discontinued operations	$110	$(98)	$68
Income taxes (benefits)	19	(54)	16
Income (loss) from discontinued operations, net of taxes	$91	$(44)	$52

CCA business
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations
In millions of dollars	2012
Assets
Deposits at interest with banks	$4
Goodwill	13
Intangible assets	19
Total assets	$36

Summarized financial information for Discontinued operations for the operations related to CCA follows:

In millions of dollars	2012
Total revenues, net of interest expense	$60
Income (loss) from discontinued operations	$(123)
Gain on sale	—
Benefit for income taxes	(44)
Income (loss) from discontinued operations, net of taxes	$(79)

Egg Banking PLC
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations
In millions of dollars	2012	2011
Total revenues, net of interest expense	$1	$340
Income (loss) from discontinued operations	$(96)	$24
Gain (loss) on sale	(1)	143
(Benefit) provision for income taxes	(34)	58
Income (loss) from discontinued operations, net of taxes	$(63)	$109

Cash Flows from Discontinued Operations

In millions of dollars	2012	2011
Cash flows from operating activities	$—	$(146)
Cash flows from investing activities	—	2,827
Cash flows from financing activities	—	(12)
Net cash provided by discontinued operations	$—	$2,669

Student Loan Corporation
Discontinued operations
Summarized financial information for Combined Results of Discontinued Operations
In millions of dollars	2012	2011	2010
Total revenues, net of interest expense	$—	$—	$(577)
Income from discontinued operations	$—	$—	$97
Gain (loss) on sale	—	—	(825)
Benefit for income taxes	—	—	(339)
Income (loss) from discontinued operations, net of taxes	$—	$—	$(389)

Cash Flows from Discontinued Operations

In millions of dollars	2012	2011	2010
Cash flows from operating activities	$—	$—	$5,106
Cash flows from investing activities	—	—	1,532
Cash flows from financing activities	—	—	(6,483)
Net cash provided by discontinued operations	$—	$—	$155